Subsequent Events - Schedule of purchases (Details) - Subsequent Event - USD ($) $ in Millions	Mar. 07, 2022	Mar. 03, 2022	Feb. 18, 2022	Feb. 04, 2022	Jan. 12, 2022	Jan. 06, 2022
SYNC at Vinings
Subsequent Event [Line Items]
Ownership Percentage						95.00%
Net Purchase Price						$ 87.0
SYNC at Ten Oaks
Subsequent Event [Line Items]
Ownership Percentage						95.00%
Net Purchase Price						$ 70.1
SYNC at Purgatory Creek
Subsequent Event [Line Items]
Ownership Percentage						95.00%
Net Purchase Price						$ 62.5
SYNC at Kingsland Ranch
Subsequent Event [Line Items]
Ownership Percentage						95.00%
Net Purchase Price						$ 67.0
Storage Portfolio IV, Marietta, GA
Subsequent Event [Line Items]
Ownership Percentage					90.00%
Net Purchase Price					$ 20.9
Storage Portfolio IV, Tucker, GA
Subsequent Event [Line Items]
Ownership Percentage					90.00%
Net Purchase Price					$ 17.7
Northpark III
Subsequent Event [Line Items]
Ownership Percentage				100.00%
Net Purchase Price				$ 38.9
Northpark V
Subsequent Event [Line Items]
Ownership Percentage				100.00%
Net Purchase Price				$ 27.9
Park 81 East
Subsequent Event [Line Items]
Ownership Percentage				100.00%
Net Purchase Price				$ 56.3
Constellation Business Center
Subsequent Event [Line Items]
Ownership Percentage				100.00%
Net Purchase Price				$ 14.0
Carson South End Co-GP Development
Subsequent Event [Line Items]
Ownership Percentage			75.00%
Net Purchase Price			$ 28.9
Bethpage Land
Subsequent Event [Line Items]
Ownership Percentage		98.30%
Net Purchase Price		$ 0.3
Marin Cancer Institute
Subsequent Event [Line Items]
Ownership Percentage	50.00%
Net Purchase Price	$ 18.4
Lakeside Medical Building
Subsequent Event [Line Items]
Ownership Percentage	50.00%
Net Purchase Price	$ 10.2
Valley Medical Building I
Subsequent Event [Line Items]
Ownership Percentage	50.00%
Net Purchase Price	$ 8.6
Valley Medical Building II
Subsequent Event [Line Items]
Ownership Percentage	50.00%
Net Purchase Price	$ 7.8
Fountain Grove Medical Building
Subsequent Event [Line Items]
Ownership Percentage	50.00%
Net Purchase Price	$ 5.0